CONSOLIDATED BALANCE SHEETS - USD ($)	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Current assets:
Cash	$ 245,373	$ 11,342	$ 92,455
Accounts receivable, net	15,750	29,950
Prepaid expenses	18,341	13,210	8,400
Total current assets	279,464	54,502	100,855
Property and equipment, net	44,687	19,012	22,164
Other assets:
Restricted cash			50,000
Intellectual property, net	250,000	251,963	279,729
Deposits, long term	13,422	13,422	17,634
Total other assets	263,422	265,385	347,363
Total assets	587,573	338,899	470,382
Current liabilities:
Accounts payable and accrued expenses, including related party payables of $37,118 and $62,241, respectively	1,394,315	1,199,536	937,938
Deferred revenue, short term	215,236	237,347	432,836
Settlement payable		15,000	315,000
Convertible notes payable, short term, net of debt discount	3,128,780		87,033
Notes payable, net of debt discount, short term portion	250,000		172,748
Notes payable, net of debt discount, related party	186,590	186,590	210,761
Derivative liability			294,807
Total current liabilities	5,174,921	1,638,473	2,451,123
Long term debt:
Deferred revenue, long term	245,935	401,346	613,428
Convertible notes payable, long term, net of debt discount		2,016,041	688,783
Warrant liability		175,975	26,903
Derivative liability			4,820,473
Total long term debt	245,935	2,593,362	6,149,587
Total liabilities	5,420,856	4,231,835	8,600,710
Commitments and contingencies (See Note 18)
Stockholders' deficit:
Preferred stock value	16,000	16,000	16,000
Common stock, $0.001 par value; 750,000,000 shares authorized, 2,532,863 and 2,440,863 shares issued and outstanding as of September 30, 2018 and December 31, 2017, respectively	2,533	2,441	1,818
Common stock subscribed	200,000	100,000	100,000
Additional paid in capital	47,716,973	44,823,541	10,881,103
Accumulated deficit	(52,771,032)	(48,840,534)	(19,134,865)
Total stockholders' deficit attributable to BioCorRx, Inc.	(4,829,910)	(3,892,936)
Non-controlling interest	(3,373)
Total deficit	(4,833,283)	(3,892,936)	(8,130,328)
Total liabilities and deficit	587,573	338,899	470,382
Series B Preferred Stock [Member]
Stockholders' deficit:
Preferred stock value	$ 5,616	$ 5,616	$ 5,616